Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contingent liabilities [line items]
Contracted for but not provided	£ 2,881	£ 2,716
Energy purchase commitments	18,514	15,784
Guarantees	2,564	2,836
UK Gas Transmission
Disclosure of contingent liabilities [line items]
Contracted for but not provided	205	186
Guarantee of sublease for US property (expires 2040)
Disclosure of contingent liabilities [line items]
Guarantees	149	149
Guarantees of certain obligations of Grain LNG (expire up to 2025)
Disclosure of contingent liabilities [line items]
Guarantees	31	33
Guarantees of certain obligations for construction of HVDC West Coast Link (expected expiry 2059)
Disclosure of contingent liabilities [line items]
Guarantees	84	85
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	569	584
Guarantees of certain obligations of St William Homes LLP (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	44	53
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2022)
Disclosure of contingent liabilities [line items]
Guarantees	130	170
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)
Disclosure of contingent liabilities [line items]
Guarantees	1,177	1,276
Other guarantees and letters of credit (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	380	486
Less than 1 year
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,386	1,255
In 1 to 2 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,366	894
In 2 to 3 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,219	975
In 3 to 4 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,189	959
In 4 to 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,088	896
More than 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 12,266	£ 10,805